UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802)

Exact name of registrant as specified in charter: Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%)(a)

	Rating (RAT)	Principal amount	Value

Pennsylvania (92.6%)
Allegheny Cnty., G.O. Bonds, Ser. C-56, FSA, 4 1/2s, 10/1/06	Aaa	$5,000,000	$5,031,950
Allegheny Cnty., Higher Edl. Bldg. Auth. Rev. Bonds (Robert Morris College), Ser. A, 6 1/4s, 2/15/26	Baa3	2,250,000	2,321,100
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Children's Hosp.), MBIA, 5 3/8s, 7/1/17	Aaa	2,450,000	2,718,569
Allegheny Cnty., Hosp. Dev. Auth. VRDN
(Hlth. Ctr. Presbyterian), Ser. D, MBIA, 3.22s, 3/1/20	VMIG1	1,100,000	1,100,000
(Presbyterian U. Hosp.), Ser. B2, 3.22s, 3/1/18 (Bank One N.A.)	VMIG1	1,115,000	1,115,000
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,657,609
Ser. A, 5.6s, 9/1/30	Baa1	500,000	519,820
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds (Waterfront), Ser. B, 6.4s, 12/15/18	A	2,000,000	2,193,280
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,839,245
5 1/2s, 12/1/30	Aaa	305,000	326,963
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,250,000	1,249,063
Berks Cnty., Muni. Auth. Rev. Bonds (Albright College), 5 3/8s, 10/1/28	Baa3	735,000	762,305
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34	BBB+	1,000,000	1,066,120
AMBAC, 5 1/2s, 9/15/17	Aaa	1,000,000	1,079,960
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	241,198
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (Waste Mgmt., Inc.), 4.9s, 2/1/08	BBB	2,250,000	2,288,070
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,800,000	1,902,510
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 5/8s, 7/1/34	BB-/P	500,000	564,320
College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	200,000	208,902
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18 (Prerefunded)	Aaa	1,010,000	1,084,185
Dauphin Cnty., Gen. Auth. VRDN (School Dist. Pooled Fin. Project II), AMBAC, 3.21s, 9/1/32 (Bank of Nova Scotia) (SEG)	VMIG1	3,520,000	3,520,000
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,266,000
Delaware Cnty. G.O. Bonds, 5s, 10/1/17	Aa2	3,325,000	3,601,075
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	AA	1,000,000	1,094,240
(Neumann College), 5 1/8s, 10/1/11	BBB-	1,855,000	1,896,700
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	BB+	1,200,000	1,258,608
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s, 7/1/20 (Prerefunded)	A2	1,130,000	1,237,666
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	Aaa	3,000,000	3,512,880
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	Aaa	2,755,000	2,915,341
Erie, Swr. Auth. Rev. Bonds, Ser. B, AMBAC, 5 1/8s, 6/1/20	Aaa	2,500,000	2,764,850
Erie-Western PA Port Auth. Rev. Bonds
6 7/8s, 6/15/16	BB+	915,000	939,595
6 1/4s, 6/15/10	BB+	750,000	774,593
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	Aaa	1,000,000	1,060,890
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A+	1,500,000	1,587,060
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin & Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,074,150
Langhorne Manor Boro, Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	AA	1,285,000	1,342,337
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,500,000	1,595,325
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,862,228
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,101,067
Lehigh Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp.), FGIC, 4.7s, 9/1/29	Aaa	2,000,000	2,045,660
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Montenay Resource Recvy.), Ser. A, MBIA
5 1/4s, 11/1/14	Aaa	2,175,000	2,414,250
5s, 11/1/12	Aaa	1,465,000	1,581,848
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
5s, 2/15/29	Aaa	1,600,000	1,689,056
5s, 2/15/28	Aaa	1,525,000	1,610,995
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	450,441
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A3	1,000,000	1,071,920
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	1,127,260
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.), Ser. 88A
4.15s, 10/1/14	AA+	600,000	596,988
4.15s, 4/1/14	AA+	420,000	417,992
4.05s, 10/1/13	AA+	850,000	846,685
4.05s, 4/1/13	AA+	380,000	378,602
3.9s, 10/1/12	AA+	810,000	805,796
3.9s, 4/1/12	AA+	790,000	786,176
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	2,300,000	2,297,562
PA State Higher Edl. Fac. Auth. G.O. Bonds (Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,371
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), 5 1/2s, 5/1/12	A+	3,000,000	3,214,650
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,051,010
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	Aaa	1,250,000	1,327,300
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,568,026
(Philadelphia College of Osteopathic Med.), 5s, 12/1/10	A	1,155,000	1,202,875
PA State Pub. School Bldg. Auth. (Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	Aaa	3,280,000	3,489,953
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,227,786
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	Aaa	1,000,000	1,060,470
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/34	Aaa	2,055,000	2,163,381
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, MBIA, 5s, 12/1/24	Aaa	1,000,000	1,059,140
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,122,500
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B, FSA, 5 1/4s, 10/1/11	Aaa	1,690,000	1,833,278
Philadelphia, Gas Wks. Rev. Bonds, FSA
Ser. 2nd, 5 1/2s, 7/1/16	Aaa	2,600,000	2,788,422
Ser. 3rd, 5 1/8s, 8/1/31	Aaa	2,000,000	2,150,720
Ser. A-1, 5s, 9/1/26	Aaa	2,000,000	2,104,560
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds

(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)	Ca	2,429,365	3,037
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21 (In default) (NON)	Ca	717,891	897
(Jeanes Hlth. Syst.), 6.6s, 7/1/10	Aaa	1,375,000	1,462,326
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s, 5/1/18	Aaa	1,585,000	1,707,616
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.)
3.01s, 7/1/10	A-1+	2,500,000	2,500,000
2.99s, 7/1/25	A-1+	5,400,000	5,400,000
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	8,250,000	8,926,748
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aaa	3,000,000	3,334,050
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	1,058,440
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
MBIA, 6 1/4s, 8/1/08	Aaa	4,000,000	4,254,920
Ser. A, FSA, 5s, 7/1/24	Aaa	1,000,000	1,065,130
Pittsburgh, G.O. Bonds, AMBAC, 5 1/2s, 9/1/14 (Prerefunded)	Aaa	2,160,000	2,226,506
Pittsburgh, Pub. Pkg. Auth. Rev. Bonds, AMBAC, 5s, 12/1/12	Aaa	1,885,000	2,036,988
Pittsburgh, School Dist. G.O. Bonds, FSA, 5 3/8s, 9/1/15	Aaa	895,000	1,006,472
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	2,500,000	2,680,975
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31 (Prerefunded)	AAA/P	1,500,000	1,753,095
Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s, 1/1/23	Aaa	1,000,000	1,078,230
South Central Gen. Auth. VRDN (Wellspan Hlth. Oblg.)
Ser. B, 3.17s, 5/15/31	VMIG1	900,000	900,000
Ser. A, AMBAC, 3.17s, 6/7/23	VMIG1	1,500,000	1,500,000
State Pub. School Bldg. Auth. Rev. Bonds (Richland School Dist.), FGIC, 5s, 11/15/29	Aaa	5,000,000	5,284,950
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,362,600
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Fisrt Mtge. AHF/Central), 7 3/4s, 1/1/29	B-/P	275,000	287,301
West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27	BBB+	1,500,000	1,611,750
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB	500,000	536,960
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	1,000,000	1,061,650
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07 (Prerefunded)	AAA/P	410,000	425,109
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	793,553
			169,644,750

Puerto Rico (5.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	1,730,000	1,781,727
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,716,625
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14	Aaa	2,000,000	2,175,240
PR Elec. Pwr. Auth. Rev. Bonds, Ser. LL, MBIA, 5 1/2s, 7/1/17	Aaa	1,500,000	1,723,920
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,631,775
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	Baa2	750,000	792,495
			10,821,782

TOTAL INVESTMENTS

Total investments (cost $175,287,274) (b)			$180,466,532

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	29	$3,129,281	Jun-06	$(3,485)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693%
and pay quarterly the notional amount multiplied by the U.S. Bond
Market Association Municipal Swap Index.	$3,000,000	3/21/16	$17,426

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied by the US Bond Market Association
Municipal Swap Index.	2,000,000	5/11/16	(32,602)

Total			$(15,176)

NOTES

(a) Percentages indicated are based on net assets of $183,174,539.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $175,242,193, resulting in gross unrealized appreciation and depreciation of $8,662,795 and $3,438,456, respectively, or net unrealized appreciation of $5,224,339.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $3,129,282 have been designated as collateral for open futures contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Healthcare	13.4%
Water and sewer	11.7
Education	10.9

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

FSA	17.4
AMBAC	15.6
MBIA	15.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006